Other-than-temporary Loss on Debt and Equity Securities (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Other-than-temporary loss on debt and equity securities	¥ 341	¥ 217	¥ 7,141